12. INCOME TAXES	12 Months Ended
Jan. 31, 2025
Notes
12. INCOME TAXES

12.INCOME TAXES

The income tax provision differs from income taxes, which would result from applying the expected tax rate to net loss before income taxes.  The following table reconciles the expected income tax expenses (recovery) at the Canadian statutory tax rate to the amounts recognized in the statements of financial position and comprehensive loss for the years ended January 31, 2025, 2024 and 2023:

	2025	2024	2023

Loss before income taxes	$(633,173)	$(523,905)	$(903,039)
Canadian statutory income tax rate	27.0%	27.0%	27.0%
Computed “expected” income tax expense	(170,957)	(141,454)	(243,821)

Differences resulting from:
Option based payments	60,314	11,364	116,882
Other items	3,643	90	1,939
Change in deferred tax assets not recognized	107,000	130,000	125,000

Provision for income tax expense	$-	$-	$-

The unrecognized deductible temporary differences are as follows:

	2025	2024	2023
Unrecognized deductible temporary differences-Canada

Non-capital loss carry forwards	$ 12,129,000	$ 11,735,000	$ 11,258,000
Exploration and evaluation asset costs	34,926,000	34,926,000	34,926,000

Total Unrecognized deductible temporary differences not recognized	$ 47,055,000	$ 46,661,000	$ 46,184,000

The Company has Canadian non-capital loss carry forwards which expire as follows:

2026	$ 605,469
2027	808,472
2028	942,980
2029	466,936
2030	957,373
2031	974,551
2032	876,759
2033	910,383
2034	908,862
2035	606,902
2036	488,504
2037	366,614
2038	336,016
2039	205,817
2040	522,300
2041	406,645
2042	416,062
2043	457,565
2044	477,091
2045	394,009

Total	$ 12,129,310

Deferred tax assets have not been recognized in these Financial Statements because at this stage of the Company’s development, it is not determinable that future taxable profit will be available against which the Company can utilize such deferred tax assets.